Consolidated Balance Sheets (JPY ¥) In Millions	12 Months Ended
	Mar. 31, 2011	Mar. 31, 2010
Current assets:
Cash and cash equivalents (note 6)	¥ 554,810	¥ 577,584
Short-term investments (note 3)	16,598	53,575
Trade receivables:
Notes (notes 6, 17 and 28)	101,524	105,605
Accounts (notes 6 and 28)	2,026,158	2,180,357
Allowance for doubtful receivables (note 28)	(36,763)	(43,470)
Net trade receivables	2,090,919	2,242,492
Investments in leases (notes 5, 6 and 28)	228,346	194,108
Current portion of financial assets transferred to consolidated securitization entities (notes 6 and 28)	183,559
Inventories (note 4)	1,341,768	1,222,077
Prepaid expenses and other current assets (notes 6 and 8)	484,029	485,361
Total current assets	4,900,029	4,775,197
Investments and advances, including affiliated companies (notes 3 and 6)	614,145	712,993
Property, plant and equipment (note 5):
Land	471,155	471,123
Buildings	1,909,825	1,931,104
Machinery and equipment	5,528,889	5,554,953
Construction in progress	53,558	62,717
Property, Plant and Equipment, Gross, Total	7,963,427	8,019,897
Less accumulated depreciation	5,852,157	5,800,093
Net property, plant and equipment	2,111,270	2,219,804
Intangible assets (note 7):
Goodwill	171,500	165,586
Other intangible assets	356,518	352,464
Total intangible assets	528,018	518,050
Financial assets transferred to consolidated securitization entities (notes 6 and 28)	304,160
Other assets (notes 5, 6, 8, 10 and 28)	728,007	738,420
Total assets	9,185,629	8,964,464
Current liabilities:
Short-term debt (note 9)	472,588	451,451
Current portion of long-term debt (notes 5, 6 and 9)	338,218	303,730
Current portion of non-recourse borrowings of consolidated securitization entities (note 6)	190,868
Trade payables:
Notes	20,430	25,737
Accounts	1,236,758	1,229,546
Accrued expenses (notes 10 and 17)	933,918	919,849
Income taxes (note 8)	73,514	50,446
Advances received	395,605	385,199
Other current liabilities (notes 6 and 8)	426,925	565,245
Total current liabilities	4,088,824	3,931,203
Long-term debt (notes 5, 6 and 9)	1,300,311	1,611,962
Non-recourse borrowings of consolidated securitization entities (note 6)	219,566
Retirement and severance benefits (note 10)	891,815	905,183
Other liabilities (note 8)	243,724	248,271
Total liabilities	6,744,240	6,696,619
Commitments and contingencies (note 17)
Equity:
Common stock 4,520,144,964 and 4,518,132,365 shares issued as of March 31, 2011 and 2010, respectively (notes 9 and 11)	409,129	408,810
Capital surplus (notes 11 and 12)	603,133	620,577
Legal reserve and retained earnings (notes 6 and 13)	922,036	713,479
Accumulated other comprehensive loss (notes 6 and 15)	(493,062)	(432,057)
Treasury stock, at cost (note 14)	(1,371)	(26,151)
Total Hitachi, Ltd. stockholders' equity	1,439,865	1,284,658
Noncontrolling interests	1,001,524	983,187
Total equity	2,441,389	2,267,845
Total liabilities and equity	¥ 9,185,629	¥ 8,964,464